Unaudited Quarterly Results (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								9 Months Ended		12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Revenue, Net	$ 22,017	$ 15,182	$ 12,781	$ 12,270	$ 17,732	$ 12,608	$ 13,180	$ 5,467	$ 0		$ 62,521	$ 48,987
Operating Income (Loss)	(291,137)	(16,255)	(135,856)	(48,399)	(71,973)	(19,069)	(15,289)	(11,157)	(5,505)		(491,609)	(117,488)
Net Income (Loss) Attributable to Parent	$ (302,036)	$ (18,052)	$ (138,645)	$ (52,065)	$ (71,998)	$ (18,909)	$ (15,002)	$ (10,656)	$ (6,307)	$ (6,307)	$ (510,789)	$ (116,565)
Earnings Per Share, Basic	$ (11.02)	$ (0.66)	$ (8.50)	$ (3.60)	$ (5.72)	$ (1.70)	$ (1.35)	$ (0.96)	$ (1.90)		$ (23.86)	$ (10.17)
Earnings Per Share, Diluted	$ (11.02)	$ (0.66)	$ (8.50)	$ (3.60)	$ (5.72)	$ (1.70)	$ (1.35)	$ (0.96)	$ (1.90)		$ (23.86)	$ (10.17)
Weighted Average Number of Shares Outstanding, Basic	27,399,103	27,277,307	16,303,064	14,454,515	12,593,330	11,104,001	11,103,076	11,050,909	3,327,097		21,410,177	11,466,072
Weighted Average Number of Shares Outstanding, Diluted	27,399,103	27,277,307	16,303,064	14,454,515	12,593,330	11,101,001	11,103,076	11,050,909	3,327,097		21,410,177	11,466,072